Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

15. Stock-Based Compensation

Performance and Incentive Pay Plan (“PIPP”)

As of March 31, 2022, all awards granted under the PIPP were in the form of restricted stock units to employees, directors or consultants of the Company. As of March 31, 2022 there were 602,989 shares available for issuance under the PIPP.

For restricted stock units granted in the first quarter of 2019 that had not vested as of March 31, 2022, a price per share was not determined as of the grant date. The number of shares of common stock of the Company to be issued upon vesting is to be calculated on the vesting date, which is either the second or third anniversary of the date of the grant, or the annual date the compensation committee determines the achievement of the corporate performance targets. Such unvested restricted stock unit awards are included in Other liabilities. Refer to Note 8 - Other Liabilities for further detail. The Company estimates the number of shares of common stock to be issued upon vesting using the closing share price of its common stock on the last day of the period as quoted on the NASDAQ. For purposes of the outstanding unvested calculations below and the calculation of the shares available for issuance under the PIPP above, the Company used the closing share price on March 31, 2022 of $2.30 to estimate the number of shares of common stock to be issued upon vesting of these awards. As a result, actual shares of common stock issued upon vesting may be significantly different than these estimates.

The following table summarizes the Company’s unvested share awards outstanding under the PIPP:

Three Months Ended
March 31, 2022
Unvested at beginning of year(1)	2,210,911
Impact of fluctuations in share price	(770,806)
Canceled/forfeited	(61,550)
Vested(2)	(226,283)
Unvested end of period(1)	1,152,272

(1)

Amounts include liability-based awards for which the number of units awarded is not determined until the vesting date. The number of liability-based award units included in this amount are estimated using the market value of the Company’s common shares as of the end of each reporting period.

(2)

The Company issued the shares of common stock related to the vesting of restricted stock units during the three months ended March 31, 2022 on April 8, 2022 as the Company was under a trading black-out until that date.

During the three months ended March 31, 2022 and 2021, the Company reclassified $36,912 and $0.1 million from the current portion of Other liabilities to Additional paid-in capital for restricted stock units that vested.

16. Stock-Based Compensation

Performance and Incentive Pay Plan (“PIPP”)

The Company’s PIPP, which was approved on February 20, 2019 and amended on May 29, 2020 in connection with the Recapitalization Transaction, is a stock-based compensation plan to attract, retain and motivate employees and directors while directly linking incentives to increases in stockholder value. Terms and conditions (including performance-based vesting criteria) of awards granted under the PIPP are established by the Board of Directors or the Compensation Committee of the Board of Directors, who administer the PIPP. Awards made be granted in a variety of forms, including restricted stock, restricted stock units, stock options, stock appreciation rights, performance awards, and other stock-based awards. The number of shares of common stock made available for award under the PIPP is equal to 5% of the issued and outstanding shares of the Company’s common stock immediately after the close of the Recapitalization Transaction, or 2,508,002 shares. As of December 31, 2021 there were no shares available for issuance under the PIPP.

As of December 31, 2021, all awards granted under the PIPP were in the form of restricted stock units to employees or consultants of the Company. Restricted stock units granted under the PIPP without performance-based vesting criteria typically vest in either equal annual installments over two to three years, or in entirety on the fourth anniversary after the grant date. Awards granted with performance-based vesting criteria typically vest in annual installments over three years subject to the achievement of certain financial and operating results of the Company. Certain restricted stock units granted to non-employee directors vested immediately while others vest in substantially equal installments over a two to three year period.

For certain restricted stock units granted during 2019 a price per share was not determined as of the grant date. The number of shares of common stock of the Company to be issued upon vesting is to be calculated on the vesting date, which is either the later of the second or third anniversary of the date of the grant, or the annual date the compensation committee determines the achievement of the corporate performance targets. Such unvested restricted stock unit awards are included in the current portion of Other liabilities. Refer to Note 9 - Other Liabilities for further detail. The Company estimates the number of shares of common stock to be issued upon vesting using the closing share price of its common stock on the last day of the period as quoted on the NASDAQ. For purposes of the outstanding unvested calculations below and the calculation of the shares available for issuance under the PIPP above, the Company used the closing share price on December 31, 2021 of $0.61 to estimate the number of shares of common stock to be issued upon vesting of these awards. As a result, actual shares of common stock issued upon vesting may be significantly different than these estimates.

The following table summarizes the Company’s unvested share awards granted under the PIPP:

	Number of Restricted Stock	Weighted Average Grant Date
	Units	Fair Value
Unvested awards at December 31, 2019	339,271	$10.96
Granted	517,234	8.11
Canceled/forfeited(1)	(131,724)	11.32
Vested	(179,085)	11.05
Unvested awards at December 31, 2020(1)	545,696	$8.12

Unvested awards at December 31, 2020	545,696	$8.12
Granted	1,171,869	5.08
Impact of fluctuations in price of common stock	1,632,136	0.61
Canceled/forfeited(1)	(762,822)	3.42
Vested	(375,968)	4.06
Unvested awards at December 31, 2021(1)	2,210,911	$2.82
(1)

Amounts include liability-based awards for which the number of units awarded is not determined until the vesting date. The number of liability-based award units included in this amount are estimated using the market value of the Company’s common shares as of the end of each year.

During the year ended December 31, 2021 and the year ended December 31, 2020, the Company reclassified $0.8 million and $1.8 million from the current portion of Other liabilities to Additional paid-in capital for restricted stock units that vested.

The total intrinsic value of restricted stock units (calculated as the product of price per share on the vesting date times the number of restricted stock units vested) vested during the years ended December 31, 2021 and 2020 was $1.3 million and $2.0 million, respectively.

Total compensation expense relating to restricted stock awards was $2.3 million and $2.4 million for the years ended December 31, 2021 and 2020, respectively.

As of December 31, 2021, $3.8 million of total unrecognized compensation cost related to restricted stock units was expected to be recognized as an expense by the Company in the future over a weighted-average period of approximately 2.27 years.